Segment reporting	3 Months Ended
Mar. 31, 2026
Segment reporting
Segment reporting

5.Segment reporting

The Group’s Executive Committee is identified as the chief operating decision maker (“CODM”) that reviews the Company’s internal reporting to assess performance and allocate resources. Management has determined the operating segments based on these reports.

The CODM has identified three reportable and operating segments:

●	Nigeria;
●	SSA; and
●	Latam (discontinued operations – see note 20)

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (CONTINUED)

From January 1, 2025 MENA, which was comprised of the Middle East and North Africa, is not a reportable segment as we no longer have operations there.  The basis of segmentation and measurement of segment financial information is consistent with that of the previous financial year.

The CODM primarily uses a measure of Adjusted EBITDA (including by segment) as income/(loss) for the period, before income tax expense/(benefit), finance costs and income, depreciation and amortization, net (reversal of impairment)/ impairment of withholding tax receivables, impairment of goodwill, business combination transaction costs, net impairment/(reversal of impairment) of property, plant and equipment, right-of-use assets, intangible assets excluding goodwill and related prepaid land rent, reversal of provision for decommissioning costs, net (gain)/loss on disposal of property, plant and equipment and right-of-use assets, share-based payment (credit)/expense, insurance claims, gain on disposal of subsidiary and certain other items that management believes are not indicative of the core performance of our business. The most directly comparable IFRS measure to Adjusted EBITDA is our income/(loss) for the period. The CODM also regularly receives information about the Group’s revenue, assets and liabilities. The Group has additional corporate costs which do not meet the quantitative thresholds to be separately reported and therefore are not allocated to operating segments. Segment Adjusted EBITDA represents Adjusted EBITDA excluding unallocated corporate expenses.

There are no revenue transactions which occur between operating segments. Intercompany finance income, finance costs and loans are not included in the amounts below.

The additions to property, plant and equipment, right-of-use assets, and intangible assets within segment assets are based on the operations of the segment and the physical location of the assets, and are measured in the same way as in the consolidated financial statements.

Summarized financial information is as follows:

	Nigeria	SSA	Latam	Total
	$'m	$'m	$'m	$'m

Three months ended March 31, 2026
Revenues from external customers - continuing operations	285.0	130.4	—	415.4
Revenues from external customers - discontinued operations	—	—	51.8	51.8
Revenues from external customers	285.0	130.4	51.8
Segment Adjusted EBITDA	182.6	77.6	37.6	297.8

Three months ended March 31, 2025
Revenues from external customers - continuing operations	271.4	120.7	—	392.1
Revenues from external customers - discontinued operations	—	—	47.5	47.5
Revenues from external customers	271.4	120.7	47.5
Segment Adjusted EBITDA	179.2	71.7	35.6	286.5

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (CONTINUED)

Each segment's Adjusted EBITDA above includes the following items:

	Continuing operations				Discontinued operations
	Nigeria	SSA	Unallocated items	Total	Latam
	$'m	$'m	$'m	$'m	$'m

Three months ended March 31, 2026
Power generation	61.7	23.9	—	85.6	1.2
Staff costs	12.3	7.2	19.9	39.4	6.3
Tower repairs and maintenance	6.6	6.6	—	13.2	2.1

Three months ended March 31, 2025
Power generation	61.7	22.7	—	84.4	1.2
Staff costs	8.0	8.4	24.3	40.7	4.4
Tower repairs and maintenance	5.0	5.7	—	10.7	2.3

Reconciliation of information on reportable segments to the amounts reported in the financial statements:

	Three months ended
	March 31,	March 31,
	2026	2025
	$'m	$'m

Segment Adjusted EBITDA	297.8	286.5
Unallocated corporate expenses(a)	(29.1)	(33.9)
Finance costs	(125.0)	(114.3)
Depreciation and amortization	(55.8)	(89.4)
Share‑based payment expense	(23.9)	(5.5)
Other costs(b)	(24.5)	(3.1)
Net impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent(c)	(32.8)	(2.0)
Business combination costs (note 7)	(9.2)	(0.9)
Insurance claims	—	0.1
Net gain/(loss) on disposal of property, plant and equipment and right-of-use assets	1.5	(1.2)
Net (impairment loss)/reversal of withholding tax receivables (note 7)	(5.5)	12.4
Finance income	126.5	20.5
Exclude: (income)/loss before tax from discontinued operations	(2.8)	21.8
Income before tax	117.2	91.0
(a)	Unallocated corporate expenses primarily consist of costs associated with centralized Group functions including Group executive, finance, HR, IT, legal, tax and treasury services.
(b)	Other costs for the three months ended March 31, 2026, included $17.5 million (three months ended March 31, 2025: $nil) of one-off long-term employee benefit costs in relation to business disposals and the merger agreement with MTN Group Limited announced in February 2026, and one-off expenses related to strategic initiatives and operating systems of $7.0 million (three months ended March 31, 2025: $1.5 million).
(c)	Includes impairment of held for sale non-current assets of $29.9 million (three months ended March 31. 2025: $nil) (see note 20.1).

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (CONTINUED)

Additions to segment assets are as follows:

	Nigeria	SSA	Latam	Total
	$'m	$'m	$'m	$'m

Additions of property, plant and equipment, right-of-use assets and intangible assets:
Three months ended March 31, 2026
- Segments	17.4	8.4	21.5	47.3
- Unallocated items				—
				47.3
Three months ended March 31, 2025
- Segments	1.6	18.7	36.1	56.4
- Unallocated items				0.4
				56.8

Revenue from two customers each represented 10% or more of the Group’s revenue from continuing operations as follows:

	Three months ended
	March 31,	March 31,
	2026	2025

Customer A	69%	71%
Customer B	19%	17%